SCHEDULE OF MOVEMENT OF DEFERRED REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Deferred Revenue
Opening balance			$ 380,077	$ 403,440	$ 403,440	$ 454,016
Additional deferred revenue accrual	$ 368,925	$ 407,324	711,549	760,823	1,416,733	1,504,966
Revenue released from deferred revenue	(341,906)	$ (365,772)	(696,549)	$ (731,184)	(1,440,096)	(1,555,542)
Ending balance	$ 395,077		$ 395,077		$ 380,077	$ 403,440